UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number: 811-08763

MH Elite Portfolio of Funds Trust

(Exact Name of Registrant as Specified in Charter)

43 Highlander Drive

Scotch Plains, NJ 07076

(Address of Principal Executive Offices)  (Zip Code)

Harvey Merson

or

Jeff Holcombe

43 Highlander Drive

Scotch Plains, NJ 07076

(Name and Address of Agent for Service)

With copy to:

JoAnn M. Strasser, Thompson Hine LLP

312 Walnut Street, 14th Floor, Cincinnati, Ohio  45202

Registrant’s Telephone Number, including Area Code:  800-318-7969

Date of fiscal year end: December 31

Date of reporting period: June 30, 2018

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).  The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Reports to Stockholders.

Semi-Annual Report

June 30, 2018

(Unaudited)

MH Elite Portfolio of Funds Trust

MH Elite Small Cap Fund of Funds	(MHELX)
MH Elite Fund of Funds	(MHEFX)
MH Elite Select Portfolio of Funds	(MHESX)
MH Elite Income Fund of Funds	(MHEIX)

Past Performance is no guarantee of future results.  The Fund’s average annual total return assumes reinvestment of all dividends and capital gain distributions.  Investment return and principal value will fluctuate so that, when redeemed, an investor’s shares may be worth more or less than their original cost.

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MH Elite Portfolio of Funds Trust

MH Elite Small Cap Fund of Funds

Underlying Fund Diversification

June 30, 2018

Investment Category of Underlying Funds

(as a % of Fund assets)

Small Cap Value	%	Small Cap Blend	%	Small Cap Growth	%
Vanguard Small Cap Value Index Adm Class	8.1	PIMCO StocksPLUS Small Class I	8.9	Virtus KAR Small-Cap Growth Class I	9.4
Nuveen Small Cap Value Class I	6.9	Vanguard Tax-Managed Small Cap Adm Class	8.9	T. Rowe Price New Horizons	6.1
		Westwood SmallCap Class I	7.0	T. Rowe Price QM US Small-Cap Gr Equity	5.5
		Columbia Small Cap Index Class I2	6.8	AMG Managers Cadence Emerging Companies Class I	4.8
		Tributary Small Company Class I	5.8
		Fidelity Small Cap Discovery	5.5
		Wasatch Small Cap Value Class I	4.8
		Harbor Small Cap Value Class I	3.6

Short-Term Securities and Other Assets – 7.9%

Percentage of Fund assets allocated to each investment style based on the underlying securities held by each underlying fund. These percentages were provided by the Advisor and were not examined by our auditors.

Value	Blend	Growth
25%	33%	42%

MH Elite Portfolio of Funds Trust

MH Elite Small Cap Fund of Funds

June 30, 2018

Comparison of Change in Value of $10,000 investment in

MH Elite Small Cap Fund of Funds vs. Russell 2000 Index

This chart assumes a hypothetical $10,000 initial investment in the Fund made on June 30, 2008 and reflects Fund expenses.  Investors should note that the Fund is a professionally managed mutual fund while the Russell 2000 Index (the ‘Index’) is unmanaged, does not incur sales charges and/or expenses and is not available for investment. The Index is taken from published sources and was not examined by our auditors. The Index measures the performance of the small-cap segment of the U.S. equity universe.

Total Returns for the Periods Ended June 30, 2018
	Average Annual
	1 Year	5 Years	10 Years
MH Elite Small Cap Fund of Funds	14.87%	9.19%	7.11%
Russell 2000 Index	17.57%	10.96%	10.60%

The performance data quoted represents past performance.  Past performance is not indicative of future results.  Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  Current performance may be lower or higher. Returns shown include the reinvestment of all dividends and other distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares.

MH Elite Portfolio of Funds Trust

MH Elite Small Cap Fund of Funds

Schedule of Investments

June 30, 2018 (Unaudited)

Mutual Funds (92.1%)	Shares	Value

Virtus KAR Small-Cap Growth Class I	20,845	$ 698,099
PIMCO StockPLUS Small Class I	59,258	667,837
Vanguard Tax-Managed Small Cap Adm Class	9,845	660,529
Vanguard Small Cap Value Index Adm Class	10,356	603,943
Westwood SmallCap Class I	28,636	524,322
Nuveen Small Cap Value Class I	19,181	513,854
Columbia Small Cap Index Class I2	18,634	508,533
T. Rowe Price New Horizons	7,576	458,055
Tributary Small Company Class I	14,487	432,443
T. Rowe Price QM US Small Cap Gr Equity	10,993	412,899
Fidelity Small Cap Discovery	15,506	408,580
AMG Managers Cadence Emerging Companies Class I	5,515	361,968
Wasatch Small Cap Value Class I	42,735	356,838
Harbor Small Cap Value Class I	7,213	267,095

Total Mutual Funds (Cost $ 5,325,000)		6,874,995

Short-Term Securities (7.1%)

Fidelity Institutional Money Market		530,593

Total Short-Term Securities (Cost $ 530,593)		530,593

Total Investments in Securities (Cost $ 5,855,593) (99.2%)		7,405,588

Other Assets (0.8%)		57,574

Net Assets (100%)		$ 7,463,162

Above percentages are calculated as a percentage of net assets.

The accompanying notes are integral part of these financial statements.

MH Elite Portfolio of Funds Trust

MH Elite Small Cap Fund of Funds

Statement of Assets and Liabilities

June 30, 2018 (Unaudited)

Assets

Investments in securities at value (Cost $ 5,855,593)	$ 7,405,588
Cash	57,574

Total Assets	7,463,162

Liabilities

Total Liabilities	-

Net Assets	$ 7,463,162

Analysis of Net Assets
Capital Stock, no par (issued and outstanding – 944,014)	$ 5,586,859
Accumulated realized gain on investments	326,308
Net unrealized appreciation on investments	1,549,995

Net Assets	$ 7,463,162

Net asset value per share	$ 7.91

The accompanying notes are integral part of these financial statements.

MH Elite Portfolio of Funds Trust

MH Elite Small Cap Fund of Funds

Statement of Operations

For The Six Months Ended June 30, 2018 (Unaudited)

Investment income
Dividend income from underlying funds	$ 8,302
Interest income from underlying funds	6,639
Dividend income from money market	2,353
Total investment income	17,294

Expenses
Investment advisory fees	35,713
Administrative service fees	8,928
Total expenses	44,641

Net investment loss	(27,347)

Realized and unrealized gain on investments
Capital gain distributions from underlying funds	71,062
Net realized gain from investments	255,246
Net change in unrealized appreciation on investments	166,841
Net realized and unrealized gain on investments	493,149

Net increase in net assets resulting from operations	$ 465,802

The accompanying notes are integral part of these financial statements.

MH Elite Portfolio of Funds Trust

MH Elite Small Cap Fund of Funds

Statements of Changes in Net Assets

For The Six Months Ended June 30, 2018 (Unaudited) and

For The Year Ended December 31, 2017

2018	2017
Increase in net assets from operations
Net investment loss	$ (27,347)	$ (26,870)
Capital gain distributions from underlying funds	71,062	192,966
Net realized gain from investments	255,246	-
Net change in unrealized appreciation on investments	166,841	602,972
Net increase in net assets resulting from operations	465,802	769.068

Distributions to shareholders from:
Net investment income	-	-
Realized gains	(174,932)	(344,167)
Total distributions	(174,932)	(344,167)

Capital share transactions (note 5)	174,559	282,131
Total increase	465,429	707.032

Net assets at beginning of period	6,997,733	6,290,701
Net assets at end of period	$ 7,463,162	$ 6,997,733

Undistributed net investment income included in net assets at end of period	$ -	$ -

The accompanying notes are integral part of these financial statements.

MH Elite Portfolio of Funds Trust

MH Elite Fund of Funds

Underlying Fund Diversification

June 30, 2018

Investment Category of Underlying Funds

(as a % of Fund assets)

Large Cap Value	%	Large Cap Blend	%	Large Cap Growth	%
DoubleLine Shiller Enhanced CAPE Class I	6.1	Glenmede Quant US Large Cap Core Equity	6.3	Shelton Nasdaq-100 Index Direct	5.3
LSV Value Equity	4.6	Vanguard Tax-Managed Capital App Adm Class	5.9	T. Rowe Price Global Technology	5.1
Vanguard U.S. Value Inv Class	4.2	Primecap Odyssey Stock	5.7	Loomis Sayles Growth Class Y	4.9
		PIMCO RAE Fundamental Index Plus Class I	5.0	Parnassus Endeavor Class I	4.2
		T. Rowe Price Dividend Growth	5.0
		Lazard US Equity Concentrated Open	4.1
		Vanguard Consumer Staples Index Adm Class	3.8

Mid Cap Value	%	Mid Cap Blend	%	Mid Cap Growth	%
John Hancock Disciplined Value Mid Cap Class I	4.5			Primecap Odyssey Aggressive Growth	7.5
				Akre Focus Class I	6.5
				Fidelity Select Biotechnology	2.8

Short-Term Securities and Other Assets – 8.5%

Percentage of Fund assets allocated to each investment style based on the underlying securities held by each underlying fund. These percentages were provided by the Advisor and were not examined by our auditors.

Value	Blend	Growth
30%	32%	38%

MH Elite Portfolio of Funds Trust

MH Elite Fund of Funds

June 30, 2018

Comparison of Change in Value of $10,000 investment in

MH Elite Fund of Funds vs. Russell 1000 Index

28,000
26,000
24,000
22,000
20,000
18,000
16,000
14,000
12,000
10,000
8,000
6,000
4,000
2,000
0
DOLLARS
6/30/2008
6/30/2009
6/30/2010
6/30/2011
6/30/2012
6/30/2013
6/30/2014
6/30/2015
6/30/2016
6/30/2017
6/30/2018
Russell 1000 Index
$26,416
MH Elite
Fund of Funds
$18,636
MH Elite Fund of Funds
Russell 1000 Index

This chart assumes a hypothetical $10,000 initial investment in the Fund made on June 30, 2008 and reflects Fund expenses.  Investors should note that the Fund is a professionally managed mutual fund while the Russell 1000 Index (the ‘Index’) is unmanaged, does not incur sales charges and/or expenses and is not available for investment. The Index is taken from published sources and was not examined by our auditors. The Russell 1000 Index measures the performance of the large-cap segment of the U.S. equity universe.

Total Returns for the Periods Ended June 30, 2018
	Average Annual
	1 Year	5 Years	10 Years
MH Elite Fund of Funds	12.25%	9.30%	6.42%
Russell 1000 Index	14.54%	13.37%	10.20%

The performance data quoted represents past performance.  Past performance is not indicative of future results.  Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  Current performance may be lower or higher. Returns shown include the reinvestment of all dividends and other distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares.

MH Elite Portfolio of Funds Trust

MH Elite Fund of Funds

Schedule of Investments

June 30, 2018 (Unaudited)

Mutual Funds (91.5%)	Shares	Value

Primecap Odyssey Aggressive Growth	20,344	$ 980,166
Akre Focus Class I	23,725	850,079
Glenmede Quant US Large Cap Core Equity	29,257	827,387
DoubleLine Shiller Enhanced CAPE Class I	51,530	800,781
Vanguard Tax-Managed Capital App Adm Class	5,565	778,950
Primecap Odyssey Stock	23,604	753,919
Shelton Nasdaq-100 Index Direct	39,886	695,220
T. Rowe Price Global Technology	37,538	674,550
T. Rowe Price Dividend Growth	15,003	657,277
PIMCO RAE Fundamental Index Plus Class I	85,315	656,069
Loomis Sayles Growth Class Y	39,936	638,978
LSV Value Equity	21,602	605,930
John Hancock Disciplined Value Mid Cap Class I	25,528	588,424
Vanguard US Value Inv Class	28,952	551,824
Parnassus Endeavor Class I	14,745	544,382
Lazard U.S. Equity Concentrated Open	33,761	533,423
Vanguard Consumer Staples Index Adm Class	7,541	499,095
Fidelity Select Biotechnology	1,573	359,476

Total Mutual Funds (Cost $ 9,275,000)		11,995,930

Short-Term Securities (8.0%)

Fidelity Institutional Money Market		1,045,219

Total Short-Term Securities (Cost $ 1,045,219)		1,045,219

Total Investments in Securities (Cost $ 10,320,219) (99.5%)		13,041,149

Other Assets (0.5%)		65,826

Net Assets (100%)		$ 13,106,975

Above percentages are calculated as a percentage of net assets.

The accompanying notes are integral part of these financial statements.

MH Elite Portfolio of Funds Trust

MH Elite Fund of Funds

Statement of Assets and Liabilities

June 30, 2018 (Unaudited)

Assets

Investments in securities at value (Cost $ 10,320,219)	$ 13,041,149
Cash	65,826

Total Assets	13,106,975

Liabilities

Total Liabilities	-

Net Assets	$ 13,106,975

Analysis of Net Assets
Capital Stock, no par (issued and outstanding – 1,918,163)	$ 10,372,195
Accumulated realized gain on investments	13,850
Net unrealized appreciation on investments	2,720,930

Net Assets	$ 13,106,975

Net asset value per share	$ 6.83

The accompanying notes are integral part of these financial statements.

MH Elite Portfolio of Funds Trust

MH Elite Fund of Funds

Statement of Operations

For The Six Months Ended June 30, 2018 (Unaudited)

Investment income
Dividend income from underlying funds	$ 39,062
Dividend income from money market	7,050
Total investment income	46,112

Expenses
Investment advisory fees	65,126
Administrative service fees	16,281
Total expenses	81,407

Net investment loss	(35,295)

Realized and unrealized gain on investments
Capital gain distributions from underlying funds	13,850
Net change in unrealized appreciation on investments	254,411
Net realized and unrealized gain on investments	268,261

Net increase in net assets resulting from operations	$ 232,966

The accompanying notes are integral part of these financial statements.

MH Elite Portfolio of Funds Trust

MH Elite Fund of Funds

Statements of Changes in Net Assets

For The Six Months Ended June 30, 2018 (Unaudited) and

For The Year Ended December 31, 2017

	2018	2017
Increase in net assets from operations
Net investment Income/(loss)	$ (35,295)	$ 5,406
Capital gain distributions from underlying funds	13,850	399,051
Net change in unrealized appreciation on investments	254,411	1,779,532
Net increase in net assets resulting from operations	232,966	2,183,989

Distributions to shareholders from:
Net investment income	(100,198)	-
Realized gains	(304,259)	(234,270)
Total distributions	(404,457)	(234,270)

Capital share transactions (note 5)	584,715	(143,768)
Total increase	413,224	1,805,951

Net assets at beginning of period	12,693,751	10,887,800
Net assets at end of period	$ 13,106,975	$ 12,693,751

Undistributed net investment income included in net assets at end of period	$ -	$ 5,406

The accompanying notes are integral part of these financial statements.

MH Elite Portfolio of Funds Trust

MH Elite Select Portfolio of Funds

Underlying Fund Diversification

June 30, 2018

Investment Category of Underlying Funds

(as a % of Fund assets)

Foreign Develop Markets	%	Diversified Emerging Markets	%	Natural Resources	%
Oppenheimer International Small-Mid Co. Class Y	8.1	Fidelity Total Emerging Markets	6.0	Vanguard Materials Index Adm Class	4.1
MFS International Value Class I	7.7	Oppenheimer Developing Markets Class Y	5.6	Fidelity Select Chemicals	4.0
Oakmark International Inv Class	6.9	Matthews Emerging Asia Inv Class	5.4	AllianzGL Global Water Class I	3.4
PIMCO StocksPLUS Intl (USD-Hedged) Class I	6.9	Baron Emerging Markets Retail Class	5.2
Matthews Asia Dividend Inv Class	6.3
FMI International	4.8

Global Real Estate	%	World Stock	%	Equity Energy	%
Cohen & Steers Real Estate Securities Class I	3.7	Vanguard Global Minimum Volatility Adm Class	3.8	Vanguard Energy Index Adm Class	2.8
Third Avenue Real Estate Value Class I	3.3	Lazard Global Listed Infrastructure Class I	3.3

Short-Term Securities and Other Assets – 8.7%

MH Elite Portfolio of Funds Trust

MH Elite Select Portfolio of Funds

June 30, 2018

Comparison of Change in Value of $10,000 investment in

MH Elite Select Portfolio of Funds vs. MSCI ACWI ex USA Investable Market Index

This chart assumes a hypothetical $10,000 initial investment in the Fund made on June 30, 2008 and reflects Fund expenses.  Investors should note that the Fund is a professionally managed mutual fund while the MSCI ACWI ex USA Investable Market Index (IMI) is unmanaged, does not incur sales charges and/or expenses and is not available for investment. The MSCI ACWI ex USA IMI is taken from published sources and was not examined by our auditors. The MSCI ACWI ex USA IMI captures large, mid and small cap representation across 22 of 23 Developed Markets countries (excluding the U.S.) and 23 Emerging Markets countries.

Total Returns for the Periods Ended June 30, 2018
	Average Annual
	1 Year	5 Year	10 Year
MH Elite Select Portfolio of Funds	5.81%	4.66%	2.33%
MSCI ACWI ex USA IMI	8.24%	6.86%	3.39%

The performance data quoted represents past performance. Past performance is not indicative of future results.  Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  Current performance may be lower or higher. Returns shown include the reinvestment of all dividends and other distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares.

MH Elite Portfolio of Funds Trust

MH Elite Select Portfolio of Funds

Schedule of Investments

June 30, 2018 (Unaudited)

Mutual Funds (91.3%)	Shares	Value

Oppenheimer International Small-Mid Co. Class Y	8,985	$ 468,914
MFS International Value Class I	9,983	450,346
Oakmark International Inv Class	15,177	400,372
PIMCO StockPLUS Intl (USD Hedged) Class I	46,446	393,865
Matthews Asia Dividend Inv Class	19,443	366,688
Fidelity Total Emerging Markets	27,907	350,233
Oppenheimer Developing Markets Class Y	7,703	326,934
Matthews Emerging Asia Inv Class	22,779	314,806
Baron Emerging Markets Retail Class	21,742	304,171
FMI International	8,327	280,030
Vanguard Materials Index Adm Class	3,535	236,864
Fidelity Select Chemicals	1,430	230,102
Vanguard Global Minimum Volatility Adm Class	7,841	218,206
Cohen & Steers Real Estate Securities Class I	13,777	213,949
AllianzGI Global Water Class I	13,584	198,468
Lazard Global Listed Infrastructure Class I	12,094	193,389
Third Avenue Real Estate Value Class I	5,816	192,696
Vanguard Energy Index Adm Class	3,146	165,005

Total Mutual Funds (Cost $ 4,268,558)		5,305,038

Short-Term Securities (8.3%)

Fidelity Institutional Money Market		483,949

Total Short-term Securities (Cost $ 483,949)		483,949

Total Investments in Securities (Cost $ 4,752,507) (99.6%)		5,788,987

Other Assets (0.4%)		23,890

Net Assets (100%)		$ 5,812,877

Above percentages are calculated as a percentage of net assets.

The accompanying notes are integral part of these financial statements.

MH Elite Portfolio of Funds Trust

MH Elite Select Portfolio of Funds

Statement of Assets and Liabilities

June 30, 2018 (Unaudited)

Assets

Investments in securities at value (Cost $ 4,752,507)	$ 5,788,987
Cash	23,890

Total Assets	5,812,877

Liabilities
Total Liabilities	-

Net Assets	$ 5,812,877

Analysis of Net Assets:
Capital Stock, no par (issued and outstanding – 980,254)	$ 4,734,857
Undistributed net investment income	19,457
Accumulated realized gain on investments	22,083
Net unrealized appreciation on investments	1,036,480

Net Assets	$ 5,812,877

Net asset value per share	$ 5.93

The accompanying notes are integral part of these financial statements.

MH Elite Portfolio of Funds Trust

MH Elite Select Portfolio of Funds

Statement of Operations

For The Six Months Ended June 30, 2018 (Unaudited)

Investment income
Dividend income from underlying funds	$ 15,464
Dividend income from money market	1,862
Total investment income	17,326

Expenses
Investment advisory fees	29,501
Administrative service fees	7,375
Total expenses	36,876

Net investment loss	(19,550)

Realized and unrealized gain on investments
Capital gain distributions from underlying funds	14,210
Net realized gain from investments	7,873
Net change in unrealized appreciation on investments	(187,070)
Net realized and unrealized gain on investments	(164,987)

Net decrease in net assets resulting from operations	$ (184,537)

The accompanying notes are integral part of these financial statements.

MH Elite Portfolio of Funds Trust

MH Elite Select Portfolio of Funds

Statements of Changes in Net Assets

For The Six Months Ended June 30, 2018 (Unaudited) and

For The Year Ended December 31, 2017

	2018	2017
Increase in net assets from operations
Net investment income/(loss)	$ (19,550)	$ 36,615
Capital gain distributions from underlying funds	14,210	83,781
Net realized gain from investments	7,873	41,896
Net change in unrealized appreciation/(depreciation) on investments	(187,070)	949,318
Net increase/(decrease) in net assets resulting from operations	(184,537)	1,111,610

Distributions to shareholders from:
Net investment income	(58,149)	-
Realized gains	(84,686)	(147,229)
Total distributions	(142,835)	(147,229)

Capital share transactions (note 5)	216,263	(211,606)
Total increase/(decrease)	(111,109)	752,775

Net assets at beginning of period	5,923,986	5,171,211
Net assets at end of period	$ 5,812,877	$ 5,923,986

Undistributed net investment income included in net assets at end of period	$ 19,457	$ 36,615

The accompanying notes are integral part of these financial statements.

MH Elite Portfolio of Funds Trust

MH Elite Income Fund of Funds

Underlying Fund Diversification

June 30, 2018

Investment Category of Underlying Funds

(as a % of Fund assets)

Short Term Bond	%	Intermediate Term Bond	%	Multisector Bond	%
Frost Total Return Bond Inv Class	4.4	PIMCO Investment Grade Credit Bond Class I	4.5	PIMCO Income Class I	4.8
Virtus Newfleet Multi-Sector Short Term Bond Class I	4.3	Payden Corporate Bond	4.4
		Guggenheim Total Return Bond Class P	3.6
		Western Asset Core Plus Bond Class Fl	3.5
		DoubleLine Total Return Bond Class I	2.7
		Vanguard Core Bond Adm Class	2.6

Emerging Markets Bond	%	World/Global Bond	%	High Yield Bond	%
Fidelity New Markets Income	3.8	T Rowe Price Global Multi-Sector Bond	4.3	Lord Abbett High Yield Class R6	4.0
Goldman Sachs Emerging Markets Debt Inv Class	3.2	PIMCO International Bond (USD - Hedged) Class I	4.2	Fidelity Capital and Income	3.5

Bank Loan	%	Preferred Stock	%	Utilities	%
Credit Suisse Floating Rate High Income Class I	2.6	Cohen & Steers Preferred Sec & Inc Class I	3.8	Vanguard Utility Index Adm Class	3.9
Nuveen Symphony Floating Rate Income Class I	2.6

Income from Stock Dividends	%	Asset Allocation	%	Convertible Securities	%
Vanguard High Dividend Yield Index Inv Class	4.0	Nuveen NWQ Flexible Income Class I	3.6	Columbia Convertible Securities Class I3	4.6

Short-Term Securities and Other Assets – 17.1%

MH Elite Portfolio of Funds Trust

MH Elite Income Fund of Funds

June 30, 2018

Comparison of Change in Value of $10,000 investment in

MH Elite Income Fund of Funds vs. Barclays Capital Aggregate Bond Index

16,000
14,000
12,000
10,000
8,000
6,000
4,000
2,000
0
DOLLARS
8/15/2011
6/30/2012
6/30/2013
6/30/2014
6/30/2015
6/30/2016
6/30/2017
6/30/2018
Barclays Capital Aggregate Bond Index $11,593
MH Elite Income Fund of Funds $11,818
MH Elite Income Fund of Funds
Barclays Capital Aggregate Bond Index

This chart assumes a hypothetical $10,000 initial investment in the Fund made on August 15, 2011, the Fund’s inception date, and reflects Fund expenses.  Investors should note that the Fund is a professionally managed mutual fund while the Barclays Capital Aggregate Bond Index (the ‘Index’) is unmanaged, does not incur sales charges and/or expenses and is not available for investment. The Index is taken from published sources and was not examined by our auditors.  The Index is an unmanaged index of publicly issued investment grade U.S. Government, mortgage-backed, asset-backed and corporate debt securities.

Total Returns for the Periods Ended June 30, 2018
	Average Annual
	1 Year	5 Year	Since inception (8/15/2011)
MH Elite Income Fund of Funds	0.44%	2.20%	2.46%
Barclays Capital Aggregate Bond Index	-0.40%	2.27%	2.17%

The performance data quoted represents past performance.  Past performance is not indicative of future results.  Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  Current performance may be lower or higher. Returns shown include the reinvestment of all dividends and other distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares.

MH Elite Portfolio of Funds Trust

MH Elite Income Fund of Funds

Schedule of Investments

June 30, 2018 (Unaudited)

Mutual Funds (82.9%)	Shares	Value

PIMCO Income Class I	22,567	$ 270,582
Columbia Convertible Securities Class I3	12,258	258,156
PIMCO Investment Grade Credit Bond Class I	24,896	250,452
Frost Total Return Bond Inv Class	23,915	245,849
Payden Corporate Bond	22,719	245,364
T Rowe Price Global Multi-Sector Bond	21,796	242,153
Virtus Newfleet Multi-Sector Short Term Bond Class I	51,594	239,912
PIMCO International Bond (USD Hedged) Class I	21,778	234,982
Vanguard High Dividend Yield Index Inv Class	6,890	226,616
Lord Abbett High Yield Class R6	29,703	220,994
Vanguard Utilities Index Adm Class	3,778	219,734
Cohen & Steers Preferred Sec & Inc Class I	15,707	211,413
Fidelity New Markets Income	14,084	209,853
Nuveen NWQ Flexible Income Class I	9,376	200,281
Guggenheim Total Return Bond Class P	7,386	198,449
Fidelity Capital and Income	19,787	198,264
Western Asset Core Plus Bond Class FI	17,352	195,899
Goldman Sachs Emerging Market Debt Inv Class	15,355	181,343
Doubleline Total Return Bond Class I	14,453	150,605
Vanguard Core Bond Adm Class	7,657	147,856
Credit Suisse Floating Rate High Income Class I	21,412	145,812
Nuveen Symphony Floating Rate Income Class I	7,214	140,958

Total Mutual Funds (Cost $4,570,000)		4,635,527

Short-Term Securities (16.3%)

Fidelity Institutional Money Market		913.513

Total Short-term Securities (Cost $ 913,513)		913,513

Total Investments in Securities (Cost $ 5,483,513) (99.2%)		5,549,040

Other Assets (0.8%)		46,978

Net Assets (100%)		$ 5,596,018

Above percentages are calculated as a percentage of net assets.

The accompanying notes are integral part of these financial statements.

MH Elite Portfolio of Funds Trust

MH Elite Income Fund of Funds

Statement of Assets and Liabilities

June 30, 2018 (Unaudited)

Assets

Investments in securities at value (Cost $ 5,483,513)	$ 5,549,040
Cash	46,978

Total Assets	5,596,018

Liabilities

Total Liabilities	-

Net Assets	$ 5,596,018

Analysis of Net Assets
Capital Stock, no par (issued and outstanding – 1,107,066)	$ 5,672,630
Undistributed net investment income	57,893
Accumulated realized loss on investments	(200,032)
Net unrealized appreciation on investments	65,527

Net Assets	$ 5,596,018

Net asset value per share	$ 5.05

The accompanying notes are integral part of these financial statements.

MH Elite Portfolio of Funds Trust

MH Elite Income Fund of Funds

Statements of Operations

For The Six Months Ended June 30, 2018 (Unaudited)

Investment income
Dividend income from underlying funds	$ 27,069
Interest Income from underlying funds	62,577
Dividend income from money market	4,743
Total investment income	94,389

Expenses
Investment advisory fees	29,197
Administrative service fees	7,299
Total expenses	36,496

Net investment income	57,893

Realized and unrealized gain (loss) on investments
Capital gain distributions from underlying funds	4,625
Net realized loss from investments	(39,990)
Net change in unrealized depreciation on investments	(107,497)
Net realized and unrealized loss on investments	(142,862)

Net decrease in net assets resulting from operations	$ (84,969)

The accompanying notes are integral part of these financial statements.

MH Elite Portfolio of Funds Trust

MH Elite Income Fund of Funds

Statements of Changes in Net Assets

For The Six Months Ended June 30, 2018 (Unaudited) and

For The Year Ended December 31, 2017

	2018	2017
Increase in net assets from operations
Net investment income	$ 57,893	$ 112,356
Capital gain distributions from underlying funds	4,625	15,267
Net realized gain/(loss) from investments	(39,990)	7,466
Net change in unrealized appreciation/(depreciation) on investments	(107,497)	132,042
Net increase/(decrease) in net assets resulting from operations	(84,969)	267,131

Distributions to shareholders from:
Net investment income	(112,356)	(81,904)
Realized gains	-	-
Total distributions	(112,356)	(81,904)

Capital share transactions (note 5)	147,128	768,878
Total increase/(decrease)	(50,197)	954,105

Net assets at beginning of period	$ 5,646,215	$ 4,692,110
Net assets at end of period	$ 5,596,018	$ 5,646,215

Undistributed net investment income included in net assets at end of period	$ 57,893	$ 112,356

The accompanying notes are integral part of these financial statements.

MH Elite Portfolio of Funds Trust

MH Elite Small Cap Fund of Funds

Financial Highlights

For a share of capital stock outstanding throughout the period

For the six months ending June 30, 2018 (Unaudited)	For the Years Ended December 31, 2017	2016	2015	2014	2013
PER SHARE DATA:						
Net asset value, beginning of period/year	$ 7.60	$ 7.15	$ 6.59	$ 7.53	$ 8.56	$ 6.41
Income/(Loss) from Investment Operations:						
Net Investment Loss (a) (c)	(0.03)	(0.03)	(0.03)	(0.05)	(0.06)	(0.05)
Net Realized and Unrealized Gain/(Loss) on Investments	0.53	0.87	0.98	(0.43)	0.10	2.30
Total Income/(Loss) from Investment Operations	0.50	0.84	0.95	(0.48)	0.04	2.25
Distributions to shareholders from:						
Net investment income	-	-	-	-	-	-
Realized gains	(0.19)	(0.39)	(0.39)	(0.46)	(1.07)	(0.10)
Total Distributions	(0.19)	(0.39)	(0.39)	(0.46)	(1.07)	(0.10)
Net asset value, end of period/year	$ 7.91	$ 7.60	$ 7.15	$ 6.59	$ 7.53	$ 8.56
Total Return (b)	6.71%	12.39%	15.96%	-6.70%	0.64%	35.63%
Ratios and Supplemental Data:						
Net assets, end of period/year (in 000's)	$ 7,463	$ 6,998	$ 6,291	$ 5,606	$ 6,186	$ 6,339
Ratio of Expenses to Average Net Assets (c)	1.24% (d)	1.25%	1.25%	1.25%	1.25%	1.25%
Ratio of Net Investment Loss to Average Net Assets (c)	-0.77% (d)	-0.41%	-0.45%	-0.66%	-0.78%	-0.61%
Portfolio turnover rate (%)	24.98%	0.00%	45.41%	33.15%	9.81%	31.07%

(a)

Per share net investment loss has been determined on the average number of shares outstanding during the period/year.

(b)

Total return assumes reinvestment of dividends.

(c)

Net investment loss and expense ratios do not reflect the Fund of Funds’ proportionate share of income and expense of the underlying funds.

(d)

Annualized.

The accompanying notes are integral part of these financial statements

MH Elite Portfolio of Funds Trust

 MH Elite Fund of Funds

Financial Highlights

For a share of capital stock outstanding throughout the period

For the six months ending June 30, 2018 (Unaudited)	For the Years Ended December 31, 2017	2016	2015	2014	2013
PER SHARE DATA:						
Net asset value, beginning of period/year	$ 6.92	$ 5.87	$ 6.07	$ 7.36	$ 7.27	$ 5.62
Income/(Loss) from Investment Operations:						
Net Investment Income/(Loss) (a) (c)	(0.02)	0.01	(0.02)	(0.02)	(0.01)	0.02
Net Realized and Unrealized Gain/(Loss) on Investments	0.15	1.17	0.37	(0.17)	0.48	1.66
Total Income/(Loss) from Investment Operations	0.13	1.18	0.35	(0.19)	0.47	1.68
Distributions to shareholders from:						
Net investment income	-	-	-	-	(0.02)	(0.03)
Realized gains	(0.22)	(0.13)	(0.55)	(1.10)	(0.36)	-
Total Distributions	(0.22)	(0.13)	(0.55)	(1.10)	(0.38)	(0.03)
Net asset value, end of period/year	$ 6.83	$ 6.92	$ 5.87	$ 6.07	$ 7.36	$ 7.27
Total Return (b)	1.87%	20.44%	6.98%	-2.73%	6.91%	29.96%
Ratios and Supplement Data:						
Net assets, end of period/year (in 000's)	$ 13,107	$ 12,694	$ 10,888	$ 10,235	$ 10,679	$ 9,854
Ratio of Expenses to Average Net Assets (c)	1.25% (d)	1.25%	1.25%	1.25%	1.25%	1.25%
Ratio of Net Investment Income/(Loss) to Average Net Assets (c)	-0.54% (d)	0.00%	-0.42%	-0.16%	-0.06%	0.24%
Portfolio turnover rate (%)	0.00%	0.00%	42.30%	45.14%	39.17%	17.25%

a)

Per share net investment loss has been determined on the average number of shares outstanding during the period/year.

b)

Total return assumes reinvestment of dividends.

c)

Net investment income/(loss) and expense ratios do not reflect the Fund of Funds’ proportionate share of income and expense of the underlying funds.

d)

Annualized.

The accompanying notes are integral part of these financial statements

MH Elite Portfolio of Funds Trust

 MH Elite Select Portfolio of Funds

Financial Highlights

For a share of capital stock outstanding throughout the period

(a)

Per share net investment income/(loss) has been determined on the average number of shares outstanding during the period/year.

(b)

Total return assumes reinvestment of dividends.

(c)

Net investment income/(loss) and expense ratios do not reflect the Fund of Funds’ proportionate share of income and expense of the underlying funds.

(d)

Annualized.

The accompanying notes are integral part of these financial statements

MH Elite Portfolio of Funds Trust

MH Elite Income Fund of Funds

Financial Highlights

For a share of capital stock outstanding throughout the period

(a)

Per share net investment income has been determined on the average number of shares outstanding during the period/year.

(b)

Total return assumes reinvestment of dividends.

(c)

Net investment income and expense ratios do not reflect the Fund of Funds’ proportionate share of income and expense of the underlying funds.

(d)

Annualized.

The accompanying notes are integral part of these financial statements

MH Elite Portfolio of Funds Trust

Notes to Financial Statements

June 30, 2018 (Unaudited)

1.

ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

MH Elite Portfolio of Funds Trust is an open-end diversified management investment company under the Investment Company Act of 1940 and the Securities and Exchange Act of 1933.  MH Elite Portfolio of Funds, Inc. was originally organized as a corporation in New Jersey on October 20, 1997. On January 1, 2014, MH Elite Portfolio of Funds, Inc. merged into a new Delaware statutory trust called the MH Elite Portfolio of Funds Trust, pursuant to Board and shareholder approval. MH Elite Portfolio of Funds Trust continues the operations of its predecessor New Jersey corporation. MH Elite Portfolio of Funds Trust offers four funds to investors; MH Elite Small Cap Fund of Funds, MH Elite Fund of Funds, MH Elite Select Portfolio of Funds and MH Elite Income Fund of Funds (collectively, “the Funds”).  The sale to its initial investor in MH Elite Small Cap Fund of Funds occurred on February 17, 1998, the sale to its initial investor in MH Elite Fund of Funds occurred on January 13, 2004, the sale to its initial investor in MH Elite Select Portfolio of Funds occurred on April 6, 2006 and the sale to its initial investor in MH Elite Income Fund of Funds occurred on August 15, 2011.

The primary objective of the Small Cap Fund of Funds, Fund of Funds and Select Portfolio of Funds is long-term capital appreciation through investing in diversified and non-diversified regulated investment companies that will invest in equity securities.

The primary objective of the Income Fund of Funds is income, with the potential for capital appreciation as a secondary objective by investing in regulated investment companies.

MH Elite Portfolio of Funds Trust follows the accounting and reporting guidance in FASB Accounting Standards Codification 946.

The following is a summary of the Funds’ significant accounting policies:

Security Valuation -  All investments in securities are recorded at their estimated fair value, as described in note 6.

Underlying Fund Valuation – Underlying funds are valued at the last reported net asset value as quoted by the respective fund with the resulting unrealized gains and losses included in income.  United States Government obligations and other debt instruments having sixty days or less remaining until maturity are valued at amortized cost.

Federal Income Taxes – The Funds’ policy is to continue to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to distribute all its taxable income to its shareholders. The company also intends to distribute sufficient net investment income and net capital gains, if any, so that it will not be subject to excise tax on undistributed income and gains. Therefore, no federal income tax or excise provision is required.

Distributions to Shareholders – Dividends from net investment income, if any, are declared and paid annually.  Capital gains, if any, are distributed to shareholders at least annually.  Distributions are based on amounts calculated in accordance with applicable federal income tax regulations, which may differ from generally accepted accounting principles.  These differences are due primarily to differing treatments of income and gain on various investment securities held by the Funds, timing differences and differing characterizations of distributions made by the Funds.

The accompanying notes are integral part of these financial statements

MH Elite Portfolio of Funds Trust

Notes to Financial Statements (Continued)

June 30, 2018 (Unaudited)

1.

ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (Continued)

Investment Income – Dividend income is recorded on the ex-dividend date.  Interest income is recorded on an accrual basis.

Use of Estimates – The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period.  Actual results could differ from those estimates. Management has evaluated the impact of all

Subsequent Events – Management of the Funds’ has evaluated the impact of all subsequent events through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring disclosure in these financial statements.

Realized Gain and Loss – Security transactions are recorded on a trade date basis.  Realized gain and loss on investments sold are recorded on the basis of identified or average cost.

Reclassifications: Certain Funds recorded a permanent book tax difference in its capital account of reclassifying net investment loss to paid-in-capital at June 30, 2018 (Unaudited). This reclassification has no impact on the net asset value of the Funds and is designed generally to present undistributed income and net realized gains on a tax basis, which is considered to be more informative to shareholders. At June 30, 2018 (Unaudited) the net investment losses were not reclassified to paid-in-capital.  The Funds will reclassify net investment losses, if any, against paid-in-capital at year end December 31, 2018.

2.

INVESTMENT ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

MH Investment Management Incorporated, (the “Adviser”) furnishes the Funds with investment advice and, in general, supervises the management and investment program of the Funds.  Two shareholders of the Funds each own 50 percent of the Adviser.  Under the Investment Advisory Agreement, the Funds have agreed to pay the Investment Adviser an annual fee, payable monthly, of a percentage of each of the Funds average daily net assets.

The expenses and fees that a shareholder of the Funds will incur are based on the Fund’s average daily net assets and are as follows:

	MH Elite Small Cap Fund of Funds	MH Elite Fund of Funds	MH Elite Select Portfolio of Funds	MH Elite Income Fund of Funds
Management Fees	1.00%	1.00%	1.00%	1.00%
Distribution (and/or Service) (12b-1) Fees	None	None	None	None
Administrative Service Fees	0.25%	0.25%	0.25%	0.25%
Total Annual Fund Operating Expenses	1.25%	1.25%	1.25%	1.25%

Other expenses of .25% will be paid to MH Investment Management Inc. as per the administrative services agreement.  Under the agreement, MH Investment Management Inc. has agreed to pay the expenses incurred for the conduct of business by the Funds.  The expenses incurred by the Funds that exceed the total annual fund operating expenses will be paid by the Adviser.  The management fees and expenses of the underlying funds in which the Funds invest are not reflected in the table above.  Generally, the operating expenses of the underlying funds range from 0.07% to 1.48% of average net assets.

The accompanying notes are integral part of these financial statements

MH Elite Portfolio of Funds Trust

                    Notes to Financial Statements (Continued)

June 30, 2018 (Unaudited)

For the period ended June 30, 2018 the management fees for each Fund were:

MH Elite Small Cap Fund of Funds	$35,713
MH Elite Fund of Funds	$65,126
MH Elite Select Portfolio of Funds	$29,501
MH Elite Income Fund of Funds	$29,197

For the period ended June 30, 2018 administrative service fees for each Fund were:

MH Elite Small Cap Fund of Funds	$8,928
MH Elite Fund of Funds	$16,281
MH Elite Select Portfolio of Funds	$7,375
MH Elite Income Fund of Funds	$7,299

3.

PURCHASES AND SALES OF SECURITIES

The cost of securities purchased and the proceeds from sale of securities for the year ended June 30, 2018 aggregated for each Fund was:

	Purchases	Sales
MH Elite Small Cap Fund of Funds	$ 1,685,000	$ 1,605,246
MH Elite Fund of Funds	$ 200,000	$ -
MH Elite Select Portfolio of Funds	$ -	$ 212,873
MH Elite Income Fund of Funds	$ -	$ 170,010

For federal income tax purposes, the tax basis of investments is the same as for financial reporting purposes.  At June 30, 2018, on a tax basis, gross unrealized appreciation and depreciation on investments for each Fund was:

	Appreciation	Depreciation	Net Unrealized Appreciation/(Depreciation)
MH Elite Small Cap Fund of Funds	$ 1,549,995	$ -	$1,549,995
MH Elite Fund of Funds	$ 2,721,835	$ 905	$2,720,930
MH Elite Select Portfolio of Funds	$ 1,036,480	$ -	$1,036,480
MH Elite Income Fund of Funds	$ 174,227	$ 108,700	$65,527

The accompanying notes are integral part of these financial statements

MH Elite Portfolio of Funds Trust

Notes to Financial Statements (Continued)

June 30, 2018 (Unaudited)

4.

INCOME TAXES

Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States.

As of December 31, 2017, the components of distributable earnings on a tax basis for each Fund were as follows:

Distributable Earnings	MH Elite Small Cap Fund of Funds	MH Elite Fund of Funds	MH Elite Select Portfolio of Funds	MH Elite Income Fund of Funds
Undistributed ordinary income	$-	$-	$-	$81,904
Undistributed long-term capital gain	$344,167	$234,270	$147,229	$-
Accumulated realized losses	$-	$-	$-	$187,400
Unrealized appreciation	$780,182	$686,987	$274,232	$40,982

At December 31, 2016, certain Funds had undistributed earnings and as a result the Funds’ management declared distributions to the shareholders of record on January 10, 2017 with an ex and pay date of January 11, 2017.  The components and amounts of the distributions are listed below:

Distribution	MH Elite Small Cap Fund of Funds		MH Elite Fund of Funds
	Amount	Per Share	Amount	Per Share
Ordinary Income	$-	$-	$-	$-
Short Term Capital Gain	$-	$-	$-	$-
Long Term Capital Gain	$344,167	$0.392611	$234,270	$0.126820

Distribution	MH Elite Select Portfolio of Funds		MH Elite Income Fund of Funds
	Amount	Per Share	Amount	Per Share
Ordinary Income	$-	$-	$81,904	$0.088361
Short Term Capital Gain	$-	$-	$-	$-
Long Term Capital Gain	$147,229	$0.151012	$-	$-

For Federal income tax purposes, capital loss carry forwards represent realized losses of the Funds that may be carried forward indefinitely and applied against future gains. As of December 31, 2016, the Funds capital loss carry forwards are listed below.

Expiring on:	MH Elite Small Cap Fund of Funds	MH Elite Fund of Funds	MH Elite Select Portfolio of Funds	MH Elite Income Fund of Funds
Indefinitely:
Short term	$-	$-	$-	$ 21,321
Long term	$-	$-	$-	$ 166,079
Total	$-	$-	$-	$ 187,400

The accompanying notes are integral part of these financial statements

MH Elite Portfolio of Funds Trust

Notes to Financial Statements (Continued)

June 30, 2018 (Unaudited)

4.      INCOME TAXES (Continued)

The Funds’ recognize the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained, assuming examination by tax authorities. Management has analyzed the Funds’ tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years (2013—2015) or expected to be taken in the Funds’ 2016  tax returns. The Funds’ identify their major tax jurisdictions as U.S. federal where the Funds’ make significant investments; however, the Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

The accompanying notes are integral part of these financial statements

MH Elite Portfolio of Funds Trust

Notes to Financial Statements (Continued)

June 30, 2018 (Unaudited)

5.

CAPITAL SHARE TRANSACTIONS

As of June 30, 2018, 1,000,000,000 shares of no par value capital stock were authorized for all portfolios.  Transactions in capital stock for each Fund are as follows:

MH Elite Small Cap Fund of Funds
	For the six months ended June 30, 2018 (Unaudited)		For the year ended December 31, 2017
	Shares	Amount	Shares	Amount
Shares Sold	19,807	$ 151,451	46,896	$ 332,676
Shares issued in reinvestment of distributions	23,200	174,932	50,317	344,167
	43,007	326,383	97,213	676,843
Shares redeemed	(20,000)	(151,824)	(55,470)	(394,712)
Net Increase	23,007	$ 174,559	41,743	$ 282,131

MH Elite Fund of Funds
	For the six months ended June 30, 2018 (Unaudited)		For the year ended December 31, 2017
	Shares	Amount	Shares	Amount
Shares Sold	66,352	$ 460,064	71,538	$ 453,511
Shares issued in reinvestment of distributions	58,617	404,457	39,978	234,270
	124,969	864,521	111,516	687,781
Shares redeemed	(40,834)	(279,806)	(131,571)	(831,549)
Net Increase/(decrease)	84,135	$ 584,715	(20,055)	$ (143,768)

	MH Elite Select Portfolio of Funds
	For the six months ended June 30, 2018 (Unaudited)		For the year ended December 31, 2017
	Shares	Amount	Shares	Amount
Shares Sold	36,207	$ 220,500	92,769	$ 537,971
Shares issued in reinvestment of distributions	22,817	142,835	28,044	147,229
	59,024	363,335	120,813	685,200
Shares redeemed	(23,984)	(147,072)	(150,731)	(896,806)
Net Increase/(decrease)	35,040	$ 216,263	(29,918)	$ (211,606)

	MH Elite Income Fund of Funds
	For the six months ended June 30, 2017 (Unaudited)		For the year ended December 31, 2017
	Shares	Amount	Shares	Amount
Shares Sold	412,882	$2,093,455	169,871	$ 879,569
Shares issued in reinvestment of distributions	21,902	112,356	16,447	81,904
	434,784	2,205,811	186,318	961,473
Shares redeemed	(406,542)	(2,058,683)	(37,376)	(192,595)
Net Increase	28,242	$ 147,128	148,942	$ 768,878

The accompanying notes are integral part of these financial statements

MH Elite Portfolio of Funds Trust

Notes to Financial Statements (Continued)

June 30, 2018 (Unaudited)

6.

SECURITIES VALUATIONS

Processes and Structure

The Funds’ Board of Trustees has adopted methods for valuing securities including in circumstances in which market quotes are not readily available, and has delegated authority to the Funds’ investment adviser to apply those methods in making fair value determinations, subject to board oversight. All of the Funds’ securities are regularly traded and do not require fair value measurement by a valuation committee.  The Funds’ board and audit committee review the Funds’ investment portfolios quarterly.

Hierarchy of Fair Value Inputs

The Fund utilizes published securities closing price to measure the fair value of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. The three levels of inputs are as follows:

    Level 1. Unadjusted quoted prices in active markets for identical assets or liabilities that the company has the ability to access.

    Level 2. Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

    Level 3. Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the company's own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Fair Value Measurements

A description of the valuation techniques applied to the Fund's major categories of assets and liabilities measured at fair value on a recurring basis follows.

Mutual Funds. Securities traded on a national securities exchange (or reported on the NASDAQ national market) are stated at the closing price on the day of valuation. To the extent these securities are actively traded, and valuation adjustments are not applied, they are categorized in level 1 of the fair value hierarchy. Money Market funds are valued using amortized cost, which approximates fair value and also categorized in level 1 of the fair value hierarchy.

The accompanying notes are integral part of these financial statements

MH Elite Portfolio of Funds Trust

Notes to Financial Statements (Continued)

June 30, 2018 (Unaudited)

6.

SECURITIES VALUATIONS (Continued)

The following is a summary of the inputs used to value the Funds’ net assets as of June 30, 2018:

The Funds’ investment category is mutual funds:

Valuation Inputs	MH Elite Small Cap Fund of Funds	MH Elite Fund of Funds	MH Elite Select Portfolio of Funds	MH Elite Income Fund of Funds
Level 1	$ 7,405,588	$ 13,041,149	$ 5,788,987	$ 5,549,040
Level 2	-	-	-	-
Level 3 –	-	-	-	-
Total	$ 7,405,588	$ 13,041,149	$ 5,788,987	$ 5,549,040

The Funds did not hold any Level 3 investments during the year ended June 30, 2018 (Unaudited).  The Funds did not hold any derivative instruments at any time during the year ended June 30, 2018. There were no significant transfers into or out of Level 1 or Level 2 during the period.  It is the Funds’ policy to recognize transfers into and out of Level 1 and Level 2 at the end of the reporting period.

7.     INDEMNIFICATIONS

In the normal course of business, the Funds’ enter into contracts that contain general indemnifications to other parties. The Funds’ maximum exposure under these contracts is unknown as this would involve future claims that may be made against the Funds’ that have not yet occurred. The Funds’ expect the risk of loss to be remote.

The accompanying notes are integral part of these financial statements

MH Elite Portfolio of Funds Trust

ADDITIONAL INFORMATION

June 30, 2018 (Unaudited)

PROXY VOTING GUIDELINES

MH Elite Portfolio of Funds Trust has adopted the policy of always voting in line with management recommendations.  If, at any time, we feel the fund management of an underlying fund within one of our portfolios is not working in the best interests of our shareholders we will liquidate our position in that fund.  It is not our intent to change or alter the management or policies of the underlying funds.  The most effective way to voice our concerns or displeasure with the management of a fund company is to simply not invest in their fund(s).  We will only invest in fund companies that we feel will help us to meet our investment objectives and, in turn, serve the needs of our shareholders.

SCHEDULE OF INVESTMENTS (FORM N-Q)

The SEC has adopted the requirement that all funds file a complete schedule of investments with the SEC for their first and third fiscal quarters on Form N-Q for fiscal quarters ending after July 9, 2004.  For the MH Elite Small Cap Fund of Funds, MH Elite Fund of Funds, MH Elite Select Portfolio of Funds and MH Elite Income Fund of Funds this would be for the fiscal quarters ending March 31 and September 30.  The Form N-Q filing must be made within 60 days of the end of the quarter.  The MH Elite Small Cap Fund of Funds, MH Elite Fund of Funds, MH Elite Select Portfolio of Funds, and MH Elite Income Fund of Funds Forms N-Q will be available on the SEC’s website at http://www.sec.gov, or they may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (call 1-800-732-0330 for information on the operation of the Public Reference Room).  You may also obtain copies by calling the Fund at 1-800-318-7969.

The accompanying notes are integral part of these financial statements

MH Elite Portfolio of Funds Trust

ADDITIONAL INFORMATION

June 30, 2018 (Unaudited)

EXPENSE EXAMPLE

As a shareholder of the MH Elite Small Cap Fund of Funds, MH Elite Fund of Funds, MH Elite Select Portfolio of Funds and/or MH Income Fund of Funds you incur two types of costs: (1) management fees and (2) other Fund operating expenses.  This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, January 1, 2018 through June 30, 2018.

ACTUAL EXPENSES

The first four lines of the table below provide information about actual account values and actual expenses.  You may use the information in these lines, together with the amount you invested, to estimate the expenses that you paid over the period.  Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first, second, third and/or fourth line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The fifth line of the table below provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which are not the Funds’ actual returns.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.  You may use this information to compare the ongoing costs of investing in these Funds and other funds.  To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees.  Therefore, the fifth line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.  In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value January 1, 2018	Ending Account Value June 30, 2018	Expenses Paid During the Period January 1, 2018 to June 30, 2018 (a)
Actual – MH Elite Small Cap Fund of Funds	$1,000	$1,067	$6.41	(b)
Actual – MH Elite Fund of Funds	$1,000	$1,019	$6.26	(b)
Actual – MH Elite Select Portfolio of Funds	$1,000	$ 969	$6.10	(b)
Actual – MH Elite Income Fund of Funds	$1,000	$ 985	$6.15	(b)
Hypothetical with expense ratio of 1.25% (5% return before expenses)	$1,000	$1,019	$6.26

(a)

The management fees and expenses of the underlying funds in which the Funds invest are not reflected in the table above.  Generally, the operating expenses of the underlying funds range from 0.07% to 1.48% of average net assets.

(b)

Expenses are equal to the Fund’s annualized expense ratio of 1.25%, multiplied by the average account value over the period, multiplied by 181 / 365 (to reflect the one-half year period).

The accompanying notes are integral part of these financial statements

MH Elite Portfolio of Funds Trust

BOARD OF TRUSTEES INFORMATION

June 30, 2018 (Unaudited)

The business and affairs of the Funds are managed under the direction of the Funds’ Board of Trustees.  Information pertaining to the Trustees of the Funds is set forth below.  The Statement of Additional Information includes additional information about the Funds’ Trustees and is available, without charge, by calling 1-800-318-7969.   Each Trustee may be contacted by writing to the Trustee c/o MH Elite Portfolio of Funds Trust, 43 Highlander Drive, Scotch Plains, NJ 07076.

All disinterested and interested Trustees serve on the Board of Trustees of each Fund.

Name,Address, and Age	Trustee Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation(s) During the Past Five Years	Number of Portfolios Overseen Within the Fund Complex	Other Directorships Held Outside of the Fund Complex
DISINTERESTED TRUSTEES
Tom Bontempo 114 Shady Lane Randolph, NJ 07869 54	Independent Trustee	One Year, Since 7-1-2016	JD Power and Associates Vice President Service Industry Sales, previously, Alliance and Partnership Solutions, Senior Vice President	4	None
Howard Samms 4 Surrey Lane Lambertville, NJ 08530 73	Independent Trustee, Chairman of the Board	One Year, Since 7-31-1998 Since 1-1-2005	Retired	4	None
Tice Walker 52 Oak Avenue Metuchen, NJ 08840 49	Independent Trustee	One Year, Since 9-1-2003	Holborn Corporation Senior Vice President; previously, American International Group, Inc. Head Information Analytics Actuary	4	None
INTERESTED TRUSTEES
Jeff Holcombe (a) 8 Guildford Court Annandale, NJ 08801 62	Interested Trustee, Vice-President	One Year, Since 7-31-1998	MH Investment Management, Inc., Vice President	4	None
Vincent Rettino (b) 531 Victor Street Scotch Plains, NJ 07076 43	Interested Trustee	One Year, Since 10-31-2008	Union NJ School District Vice Principal MH Investment Management Research Assistant	4	None

(a)

Mr. Holcombe is an "interested person" (as defined in the Investment Company Act of 1940) by virtue of his position as co-owner of the Fund's Investment Adviser.

(b)

Mr. Rettino is an "interested person" (as defined in the Investment Company Act of 1940) by performing research and analysis for the Fund’s Investment Adviser.

The accompanying notes are integral part of these financial statements

MH Elite Portfolio of Funds Trust

BOARD OF TRUSTEES INFORMATION

June 30, 2018 (Unaudited)

Name,Address, and Age	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation(s) During the Past Five Years	Number of Portfolios Overseen Within the Fund Complex	Other Directorships Held Outside of the Fund Complex
OFFICERS
Harvey Merson 43 Highlander Drive Scotch Plains, NJ 07076 66	President and Chief Compliance Officer	Since 7-31-1998	Portfolio Manager and Registered Investment Adviser	N/A	None
Jeff Holcombe 8 Guildford Court Annandale, NJ 08801 62	Vice President, Chief Information Officer and Trustee	Since 7-31-1998	MH Investment Management, Inc., Vice President	4	None

Trustee Compensation

Each trustee, if any, who is not an “interested trustee” as defined in the Investment Company Act of 1940 is paid $500 annually for each fund he/she oversees by the Adviser.  The Chairman of the Board of Trustees is paid an additional $125 annually per Fund.  The Trustees periodically review their fees to ensure that such fees continue to be appropriate in light of their responsibilities as well as in relation to fees paid to trustees or directors of other mutual fund complexes.  Neither the interested Trustees nor any officer of the Funds receives any compensation from the Funds.

The accompanying notes are integral part of these financial statements

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The accompanying notes are integral part of these financial statements

MH Elite Portfolio of Funds Trust

43 Highlander Drive

Scotch Plains, NJ 07076

1-800-318-7969

www.mhelite.com

Semi-Annual Report

to

Shareholders

June 30, 2018 (Unaudited)

This report is submitted for the general information of the shareholders of the Funds.  It is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus, which includes information regarding the Funds’ objectives and policies, experience of its management, marketability of shares, and other information.

Investment Adviser

MH Investment Management, Inc.

43 Highlander Drive

Scotch Plains, NJ 07076

Item 2. Code of Ethics.

Not required in Semi-Annual Reports on Form N-CSR.

Item 3. Audit Committee Financial Expert.

Not required in Semi-Annual Reports on Form N-CSR.

Item 4. Principal Accountant Fees and Services.

Not required in Semi-Annual Reports on Form N-CSR.

Item 5. Audit Committee of Listed Registrants.

Not applicable to this Registrant because it is not a “listed issuer” within the meaning of Rule 10A-3 under the Securities Exchange Act of 1934.

Item 6. Investments.

Not applicable to this Registrant as the Registrant does not have any interest in unaffiliated issuers.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to this Registrant because it is not a closed-end management investment company.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to this Registrant because it is not a closed-end management investment company.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers.

Not applicable to this Registrant because it is not a closed-end management investment company.

Item 10. Submission of Matters to a Vote of Securities Holders.

The Registrant has not made any material changes to the procedures by which shareholders may recommend nominees to the Registrant's Board of Directors after the Registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K or this Item.

Item 11. Controls and Procedures.

(a)

Disclosure Controls and Procedures. Based on an evaluation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) carried out under the supervision and with the participation of the Registrant’s management, including its principal executive and financial officers, within 90 days prior to the filing date of this report on Form N-CSR, the Registrant’s principal executive and financial officers have concluded that the design and operation of the Registrant’s disclosure controls and procedures are effective in providing reasonable assurance that the information required to be disclosed on Form N-CSR is recorded, processed, summarized and reported within the applicable time periods.

(b)

Change in Internal Controls Over Financial Reporting. There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s second fiscal quarter of the period covered by this Form N-CSR that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to this Registrant because it is not a closed-end management investment company.

Item 13. Exhibits.

The following exhibits are attached to this Form:

Exhibit No.	Description of Exhibit
13(a)(2)-1	Certification of Principal Executive Officer Required by Section 302 of the Sarbanes-Oxley Act of 2002

13(a)(2)-2	Certification of Principal Financial Officer Required by Section 302 of the Sarbanes-Oxley Act of 2002

13(b)	Certification of Chief Executive Officer and Chief Financial Officer Required by Section 906 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

MH Elite Portfolio of Funds Trust

By /s/Harvey Merson

     Harvey Merson

     President (Principal Executive Officer)

Date: August 27, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/Jeff Holcombe

      Jeff Holcombe

      Vice President (Principal Financial Officer)

Date: August 27, 2018